INCOME TAX (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
(a) Income tax expense:
Current tax		$ 0	$ 0	$ 0
Adjustment for current tax of prior periods		0	0	0
Deferred tax		0	0	0
(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax		(2,273,078)	(2,074,071)	(2,318,865)
Effect of lower tax rates of tax on overseas income		12,375	(28,639)	(11,111)
Add tax effect of:
(Over)/Under provision of income tax in previous year relating to a revision of estimates		0	0	4,582,839
Research and development expenditure (net of tax incentive)		1,187,557	1,079,650	1,743,004
Gain/(loss) on fair value of financial liabilities		0	0	0
Other		324,249	94,877	54,222
Deferred tax asset not recognized		748,896	928,183	(4,050,088)
Income tax expense attributable to loss before income tax		0	0	0
(c) Potential deferred tax asset at June 30, 2018, 2017 and 2016 in respect of: tax losses not brought to account is	[1]	34,376,607	33,625,059	35,687,127
Temporary differences		$ (1,254,136)	$ (2,114,243)	$ (1,655,223)

[1]	Subject to the Group continuing to meet the relevant statutory tests, the tax losses are available for offset against future taxable income.